Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Operating activities:
Net income	¥ 516,205	$ 78,788	¥ 477,728	¥ 295,201
Adjustments to reconcile net income to net cash provided by operating activities:
Loss/(gain) on disposal of property, plant and equipment	(139)	(21)	51	451
Depreciation of property, plant and equipment	44,469	6,787	44,828	47,744
Reduction in the carrying amount of right-of-use assets	2,551	389	2,335
Amortization of intangible assets	4,621	705	4,621	4,621
Deferred income taxes	(7,152)	(1,092)	(7,206)	(14,688)
Allowance for credit losses	37,212	5,680	24,395	38,214
Change in fair value of equity securities	(25,385)	(3,875)	13,172	57,125
Changes in operating assets and liabilities:
Accounts receivable	(120,436)	(18,381)	(86,897)	(30,367)
Inventories	(6,836)	(1,042)	(24,061)	(5,330)
Prepaid expenses and other receivables	(3,722)	(568)	(19,935)	(3,071)
Accounts payable	(10,513)	(1,605)	(13,574)	22,194
Accrued expenses and other payables	26,261	4,008	29,953	5,559
Operating lease right-of-use assets	(3,042)	(464)
Operating lease liabilities	(1,716)	(262)	(2,259)
Deferred revenue	149,752	22,857	122,085	330,041
Income tax payable	(2,782)	(425)	12,216	2,706
Other non-current liabilities	31,362	4,787	46,552	41,718
Net cash provided by operating activities	630,710	96,266	624,004	792,118
Investing activities:
Purchase of property, plant and equipment	(20,892)	(3,189)	(24,240)	(30,689)
Proceeds from disposal of property, plant and equipment	785	120	1,195	479
Refund of deposits for purchase of property, plant and equipment			6,984
Refund of non-current deposits			210,000
Payment of non-current deposits			(340,000)
Net cash used in investing activities	(20,107)	(3,069)	(146,061)	(30,210)
Financing activities:
Payment for dividends to shareholders				(18,173)
Payment for dividends to holder of non-controlling interests	(6,074)	(927)	(4,039)	(3,019)
Net cash used in financing activities	(6,074)	(927)	(4,039)	(21,192)
Effect of foreign currency exchange rate change on cash and cash equivalents	(2,104)	(321)	1,608	6,535
Net increase in cash and cash equivalents	602,425	91,949	475,512	747,251
Cash and cash equivalents at beginning of year	5,473,373	835,400	4,997,861	4,250,610
Cash and cash equivalents at end of year	6,075,798	927,349	5,473,373	4,997,861
Non-cash investing activities:
Property, plant and equipment acquired by non-current deposits	2,608	398	4,884	10,783
Payable for dividends to holder of non-controlling interests	7,729	1,181	6,074	4,039
Supplemental disclosures of cash flow information:
Cash paid for income taxes	¥ 104,480	$ 15,947	¥ 96,074	¥ 73,242